TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCK - 4.11%	Shares	Value

Investment Companies - 4.11%
Blackstone Secured Lending Fund	20,000	$612,400

TOTAL COMMON STOCK (Cost $524,319)		612,400

PREFERRED STOCK - 0.00%

Real Estate - 0.00%
Harbor Custom Development, Inc. - Series A, 8.000% (a)	4,286	595

TOTAL PREFERRED STOCK (Cost $60,019)		595

CLOSED-END FUNDS - 4.16%

Asset Allocation Fund - 2.03%
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	35,000	302,750

Equity Fund - 2.13%
Royce Small-Cap Trust, Inc.	21,975	317,978

TOTAL CLOSED END FUNDS (Cost $625,175)		620,728

EXCHANGE-TRADED FUNDS - 89.20%

Alternative Fund - 1.82%
VanEck Bitcoin Trust (a)	4,000	271,480

Debt Funds - 81.99%
iShares 1-3 Year Treasury Bond ETF	5,000	408,250
iShares 20+ Year Treasury Bond ETF	12,500	1,147,250
iShares 7-10 Year Treasury Bond ETF	6,500	608,725
iShares Core U.S. Aggregate Bond ETF	7,500	728,025
SPDR Bloomberg High Yield Bond ETF	11,300	1,065,251
SPDR Bloomberg Short Term High Yield Bond ETF	65,000	1,623,050
SPDR Doubleline Total Return Tactical ETF	52,000	2,065,440
SPDR Portfolio Aggregate Bond ETF	64,000	1,605,760
SPDR Portfolio Corporate Bond ETF	51,400	1,475,180
Vanguard Short-Term Corporate Bond ETF	10,000	772,750
Vanguard Total Bond Market ETF	10,000	720,500
		12,220,181
Equity Funds - 5.39%
Direxion Daily S&P 500 Bull 3X Shares	1,000	146,070
Invesco S&P 500 Equal Weight ETF	4,000	657,120
		803,190

TOTAL EXCHANGE-TRADED FUNDS (Cost $13,135,118)		13,294,851

WARRANTS - 0.00%

Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	37,500	4

TOTAL WARRANTS (Cost $375)		4

TIMBER POINT ALTERNATIVE INCOME FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

BONDS & NOTES - 0.07%

ASSET-BACKED SECURITIES - 100.02%	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 5.451%, due 12/25/2033 (c)	$60	$85
Countrywide Asset-Backed Certificates, 3.794%, due 10/25/2017 (c) (d)	3,279	2,829
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	12	12

Total Asset Backed Securities (Cost $3,351)		2,926

MORTGAGE-BACKED SECURITIES - 0.05%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	2,411	1,985
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.048%, due 09/25/2036 (c)	18,994	5,037

Total Mortgage-Backed Securities (Cost $12,006)		7,022

TOTAL BONDS & NOTES (Cost $15,357)		9,948

SHORT-TERM INVESTMENT - 2.44%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 5.18% (b)	363,845	363,845

SHORT TERM INVESTMENT (Cost $363,845)		363,845

INVESTMENTS AT VALUE (Cost $14,724,209) - 99.98%		$14,902,371

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.02%		2,349

NET ASSETS - 100.00%		$14,904,720

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2024, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2024.

(d) Principal payments are still being received, not yet matured.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

COMMON STOCK 6.07%	Shares	Value

Biotechnology - 1.50%
Immix Biopharma, Inc. (a)	30,000	$59,400
Viking Therapeutics, Inc. (a)	4,000	212,040
		271,440
Diversified Financial Services - 1.42%
Charles Schwab Corp.	3,500	257,915

Investment Companies - 1.69%
Blackstone Secured Lending Fund	10,000	306,200

Media - 1.10%
Walt Disney Co.	2,000	198,580

Pharmaceuticals - 0.08%
Inhibikase Therapeutics, Inc. (a)	11,000	14,410

Real Estate - 0.00%
Harbor Custom Development, Inc. (a)	7,500	44

Retail - 0.28%
FAT Brands, Inc. - Class A	10,000	51,300

TOTAL COMMON STOCK (Cost $1,465,517)		1,099,889

PREFERRED STOCK - 0.73%

Real Estate - 0.01%
Harbor Custom Development, Inc. - Series A, 8.00% (a)	5,714	794

Retail - 0.72%
FAT Brands, Inc. - Series B, 8.25%	9,451	131,180

TOTAL PREFERRED STOCK (Cost $326,906)		131,974

CLOSED-END FUND - 1.33%

Equity Fund - 1.33%
Royce Small-Cap Trust, Inc.	16,668	241,186

TOTAL CLOSED-END FUND (Cost $250,000)		241,186

EXCHANGE-TRADED FUNDS - 71.53%

Alternative Fund - 3.00%
VanEck Bitcoin Trust (a)	8,000	542,960

Debt Funds - 11.43%
iShares 1-3 Year Treasury Bond ETF	10,000	816,500
iShares 20+ Year Treasury Bond ETF	5,000	458,900
iShares 7-10 Year Treasury Bond ETF	8,500	796,025
		2,071,425

EXCHANGE-TRADED FUNDS - 71.53% (continued)	Shares	Value

Equity Funds - 57.10%
Dimensional U.S. Small Cap ETF	5,000	$300,400
Direxion Daily FTSE Europe Bull 3X Shares	10,000	253,000
Direxion Daily S&P 500 Bull 3X Shares	5,000	730,350
Invesco Aerospace & Defense ETF	8,250	847,440
Invesco S&P 500 Equal Weight ETF	2,500	410,700
iShares Biotechnology ETF	1,750	240,205
iShares Core S&P Mid-Cap ETF	13,500	790,020
iShares Core S&P Small-Cap ETF	7,000	746,620
iShares MSCI France ETF	5,000	188,900
iShares Russell 2000 Growth ETF	2,500	656,325
ProShares UltraPro QQQ ETF	6,000	442,920
SPDR S&P 500 ETF Trust	4,500	2,448,990
SPDR S&P 600 Small Cap Growth ETF	5,000	429,300
SPDR S&P Biotech ETF	3,500	324,485
Vanguard Mid-Cap ETF	3,300	798,930
Vanguard U.S. Value Factor ETF	6,500	734,955
		10,343,540

TOTAL EXCHANGE-TRADED FUNDS (Cost $12,268,987)		12,957,925

MUTUAL FUNDS - 15.20%

Asset Allocation Fund - 11.94%
Timber Point Alternative Income Fund - Institutional Class (e)	275,180	2,162,912

Equity Fund - 3.26%
LS Opportunity Fund - Institutional Class (a)	33,212	591,501

TOTAL MUTUAL FUNDS (Cost $2,685,178)		2,754,413

WARRANTS - 0.00%

Harbor Custom Development, Inc., $100.00, 06/10/2026 (a)	22,500	23
Harbor Custom Development, Inc., $59.40, 10/05/2026 (a)	12,500	1

TOTAL WARRANTS (Cost $350)		24

BONDS & NOTES - 0.02%

ASSET-BACKED SECURITIES - 0.01%	Principal Amount
Countrywide Asset-Backed Certificates, 3.794%, 10/25/2017 (c) (d)	$1,093	943

Total Asset Backed Securities (Cost $1,093)		943

MORTGAGE-BACKED SECURITIES - 0.01%

Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	804	662
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.048%, 09/25/2036 (c)	6,331	1,679

Total Mortgage-Backed Securities (Cost $4,024)		2,341

TOTAL BONDS & NOTES (Cost $5,117)		3,284

SHORT-TERM INVESTMENT - 4.98%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 5.18% (b)	902,390	$902,390

TOTAL SHORT-TERM INVESTMENT (Cost $902,390)		902,390

INVESTMENTS AT VALUE (Cost $17,904,445) - 99.86%		$18,091,085

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.14%		25,652

NET ASSETS - 100.00%		$18,116,737

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Rate shown represents the 7-day effective yield at June 30, 2024, is subject to change and resets daily.

(c) Variable rate security - Interest rate shown represents the rate on June 30, 2024.

(d) Principal payments are still being received, not yet matured.

(e) Affiliated investment company.  See Investments in Affiliated Companies section of the accompanying notes.

The following abbreviations are used in this portfolio:

ETF - Exchange-Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipts

The accompanying notes are an integral part of these financial statements.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

The following is a summary of the significant accounting policies followed by the Timber Point Global Allocations Fund (the “Global Fund”), and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) in the preparation of its financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, exchange-traded funds (“ETFs”), mutual funds and closed-end funds (“CEFs”) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Fair Value Measurements (continued)

The Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which established an updated regulatory framework for registered investment company fair valuation practices. Under the new rule a greater number of the Funds’ securities may be subject to fair value pricing. The Funds’ fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Funds’ “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Funds’ policies regarding fair value pricing are intended to result in a calculation of a Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Funds’ use of fair value pricing. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2024.

Global Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$1,099,889	$—	$—	$1,099,889
Closed-End Funds (1)	241,186	—	—	241,186
Exchange-Traded Funds (1)	12,957,925	—	—	12,957,925
Mutual Funds (1)	2,754,413	—	—	2,754,413
Preferred Stock (1)	131,974	—	—	131,974
Asset-Backed Securities	—	943	—	943
Mortgage-Backed Securities	—	2,341	—	2,341
Warrants	—	24	—	24
Short-Term Investment	902,390	—	—	902,390
Total Assets	$18,087,777	$3,308	$—	$18,091,085

(1) For a detailed break-out of common stock, CEFs, ETFs, mutual funds and preferred stock by industry or asset class, please refer to the Schedules of Investments.

Timber Point Funds

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2024 (Unaudited)

Fair Value Measurements (continued)

Income Fund: Financial Instruments – Assets
Security Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$612,400	$—	$—	$612,400
Closed-End Funds (1)	620,728	—	—	620,728
Exchange-Traded Funds (1)	13,294,851	—	—	13,294,851
Preferred Stock (1)	595	—	—	595
Asset-Backed Securities	—	2,926	—	2,926
Mortgage-Backed Securities	—	7,022	—	7,022
Warrants	—	4	—	4
Short-Term Investment	363,845	—	—	363,845
Total Assets	$14,892,419	$9,952	$—	$14,902,371

(1) For a detailed break-out of common stock, preferred stock, ETFs and CEFs by industry or asset class, please refer to the Schedules of Investments.

Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), including exchange-traded funds (“ETFs”), closed-end funds (“CEFs”) and mutual funds (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Investments in Affiliated Companies

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Fund at June 30, 2024, are noted in the Global Fund’s Schedule of Investments. The Income Fund is a mutual fund that is an affiliate because they are under common management of the Adviser.

Transactions with affiliated companies during the nine months ended June 30, 2024 were as follows:

Global Fund:	Value as of September 30, 2023	Realized gain (loss)	Change in unrealized appreciation	Purchases(1)	Sales	Value as of December 31, 2023	Shares held as of June 30, 2024	Income received
Income Fund	$2,026,634	$—	$111,785	$24,493	$—	$2,162,912	275,180	$48,601
Total	$2,026,634	$—	$111,785	$24,493	$—	$2,162,912	275,180	$48,601

(1)	Represents dividends reinvested.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at June 30, 2024 were as follows:

Fund	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Fund	$17,811,602	$1,031,288	$(751,805)	$279,483
Income Fund	14,737,172	304,689	(139,490)	165,199

The differences between book basis and tax basis unrealized appreciation (depreciation) from investments are primarily attributable to the tax deferral of losses on wash sales.